Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000123807
Account Value [Line Items]
Line Graph and Table Measure Name			LSV Small Cap Value Fund, Institutional Class Shares
Accumulated Value		$ 100,000		$ 106,813	$ 131,065	$ 123,606	$ 125,092	$ 98,585	$ 161,991	$ 158,126	$ 157,443	$ 199,720	$ 207,212
C000142891
Account Value [Line Items]
Line Graph and Table Measure Name			LSV Small Cap Value Fund, Investor Class Shares
Accumulated Value		10,000		10,649	13,033	12,264	12,374	9,726	15,953	15,524	15,421	19,503	20,186
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Russell 3000 Index (USD) (TR)
Accumulated Value		100,000		104,243	129,240	137,765	156,349	172,215	247,816	206,882	224,219	309,098	373,429
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Russell 3000 Index (USD) (TR)
Accumulated Value		10,000		10,424	12,924	13,776	15,635	17,221	24,782	20,688	22,422	30,910	37,343
Russell 2000 Value Benchmark Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Russell 2000 Value Benchmark Index (USD) (TR)
Accumulated Value		100,000		108,812	135,807	135,004	139,351	119,952	197,079	175,937	158,467	208,811	229,430
Russell 2000 Value Benchmark Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Russell 2000 Value Benchmark Index (USD) (TR)
Accumulated Value		$ 10,000		$ 10,881	$ 13,581	$ 13,500	$ 13,935	$ 11,995	$ 19,708	$ 17,594	$ 15,847	$ 20,881	$ 22,943

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.